Benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Benefit Plans
Schedule of benefit plans

	12.31.25	12.31.24
Non-current	16,972	17,954
Current	2,010	1,896
Total Benefit plans	18,982	19,850

Schedule of the breakdown of the benefit plan obligations

	12.31.25	12.31.24
Benefit payment obligations at beginning of year	19,850	15,756
Current service cost	1,237	1,526
Interest cost	5,466	16,430
Actuarial losses	(1,760)	(4,600)
Result from exposure to inflation for the year	(4,761)	(8,521)
Benefits paid to participating employees	(1,050)	(741)
Benefit payment obligations at end of year	18,982	19,850

Schedule of detail of the charge recognized in the statement of comprehensive loss income

	12.31.25	12.31.24	12.31.23
Cost	1,237	1,526	813
Interest	5,466	16,430	6,140
Actuarial results - Other comprehensive results	(1,760)	(4,600)	4,146
	4,943	13,356	11,099

Schedule of assumptions

	12.31.25	12.31.24	12.31.23
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	31%	209%	89%

Schedule of sensitivity analysis

12.31.25
Discount Rate: 4%
Obligation	16,501
Variation	1,412
9%

Discount Rate: 6%
Obligation	13,888
Variation	(1,202)
(8%)

Salary Increase : 0%
Obligation	13,834
Variation	(1,255)
(8%)

Salary Increase: 2%
Obligation	16,544
Variation	1,455
10%

Schedule of the expected payments of benefits

	In 2026	In 2027	In 2028	In 2029	In 2030	Between 2031 to 2035
At December 31, 2025
Benefit payment obligations	2,010	352	344	360	58	311